Fair Value (Financial Instruments Measured At Fair Value On A Non-Recurring Basis) (Details) - Financial instruments measured at fair value on a non-recurring basis [Member] - Comparable Sales Approach [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commercial [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 115	$ 130
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Commercial [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	3.48%	3.48%
Single-Family Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 116	$ 122
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Single-Family Mortgage Loans [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	1.81%	1.81%
Single-Family Mortgage Loans [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	3.61%	3.61%
Single-Family Mortgage Loans [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	2.91%	2.91%
Multi-Family Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 37
Multi-Family Mortgage Loans [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average		9.64%
Real Estate, Commercial, Non-Owner Occupied [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 2,832	$ 2,161
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Real Estate, Commercial, Non-Owner Occupied [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	3.48%	1.10%
Real Estate, Commercial, Non-Owner Occupied [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	9.64%	5.74%
Real Estate, Commercial, Non-Owner Occupied [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	5.15%	1.35%
Real Estate, Commercial, Owner Occupied [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 200
Real Estate, Commercial, Owner Occupied [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average		(4.46%)